Postretirement Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2016
Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Cost of Benefit Plans [Table Text Block]
EFFECT ON OPERATIONS OF PENSION PLANS

	Principal pension plans
	Three months ended March 31
(In millions)	2016	2015

Service cost for benefits earned	$315	$361
Prior service cost amortization	76	52
Expected return on plan assets	(834)	(825)
Interest cost on benefit obligations	734	695
Net actuarial loss amortization	612	825
Curtailment loss	-	71
Pension plans cost	$903	$1,179

Other pension plans
Defined Benefit Plan Disclosure [Line Items]
Cost of Benefit Plans [Table Text Block]
	Other pension plans
	Three months ended March 31
(In millions)	2016	2015

Service cost for benefits earned	$113	$105
Prior service cost (credit) amortization	(1)	-
Expected return on plan assets	(263)	(209)
Interest cost on benefit obligations	172	133
Net actuarial loss amortization	64	74
Pension plans cost	$85	$103

Principal retiree benefit plans
Defined Benefit Plan Disclosure [Line Items]
Cost of Benefit Plans [Table Text Block]
EFFECT ON OPERATIONS OF PRINCIPAL RETIREE BENEFIT PLANS

	Principal retiree benefit plans
	Three months ended March 31
(In millions)	2016	2015

Service cost for benefits earned	$25	$41
Prior service cost (credit) amortization	(41)	33
Expected return on plan assets	(11)	(12)
Interest cost on benefit obligations	63	101
Net actuarial loss (gain) amortization	(13)	1
Curtailment loss	-	4
Retiree benefit plans cost	$23	$168